Commitments and Contingencies Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 15,794
2020	14,138
2021	11,421
2022	8,393
2023	6,367
Thereafter	13,220
Total	$ 69,333